CONSOLIDATED BALANCE SHEETS (Parenthetical) - $ / shares	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	May. 16, 2011
Statement of Financial Position [Abstract]
Ordinary shares, par value	$ 0.000256	$ 0.000256	$ 0.000256
Ordinary shares, shares authorized	100,000,000	100,000,000	100,000,000
Ordinary shares, shares issued	27,780,000	27,780,000	27,780,000
Ordinary shares, shares outstanding	27,780,000	27,780,000	27,780,000	27,780,000	27,780,000